Plan Description (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) Rate
EBP, Description of Plan [Line Items]
Automatic deferral rate	4.00%
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Employer contribution, fixed rate compensation, percentage	6.00%
Forfeited nonvested account, decrease from employer contribution | $	$ 2,830,796
Forfeited nonvested account, decrease from plan expenses | $	140,604
Forfeited nonvested account | $	$ 3,193,608
Participant loan, maximum borrowing, to total account, percentage	50.00%
Participant loan, maximum borrowing, amount | $	$ 50,000
Participant loan, minimum borrowing, amount | $	$ 1,000
Participant loan, basis spread on prime rate	1.00%
Participant vested benefit, involuntary distribution limit | $	$ 7,000
Participant vested benefit, lump-sum distribution limit | $	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	75.00%
Participant loan, interest rate	4.25%
Participant vested benefit, distribution rollover limit | $	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	125.00%
Participant loan, interest rate	9.50%
Participant vested benefit, distribution rollover limit | $	$ 7,000
Less than 6 years
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	75.00%
Greater than 6 and less than 11 Years
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
11 or more Years
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	125.00%